Property and Equipment (Details) - USD ($)	3 Months Ended
	Feb. 28, 2021	Nov. 30, 2020
Cost, beginning balance	$ 7,977,702
Additions	0
Disposal	0
Cost, ending balance	7,977,702
Accumulated amortization, beginning balance	6,207,565
Depreciation	65,382
Accumulated amortization, ending balance	6,272,947
Net book value	1,704,755	$ 1,770,137
Computer Equipment
Cost, beginning balance	0
Additions	0
Disposal	0
Cost, ending balance	631,334
Accumulated amortization, beginning balance	536,697
Depreciation	7,097
Accumulated amortization, ending balance	543,794
Net book value	87,540	94,637
Computer Software
Cost, beginning balance	0
Additions	0
Disposal	0
Cost, ending balance	156,059
Accumulated amortization, beginning balance	152,942
Depreciation	390
Accumulated amortization, ending balance	153,332
Net book value	2,727	3,117
Furniture and Fixtures
Cost, beginning balance	0
Additions	0
Disposal	0
Cost, ending balance	172,498
Accumulated amortization, beginning balance	145,614
Depreciation	1,345
Accumulated amortization, ending balance	146,959
Net book value	25,539	26,884
Laboratory Equipment
Cost, beginning balance	0
Additions	0
Disposal	0
Cost, ending balance	5,576,359
Accumulated amortization, beginning balance	3,930,860
Depreciation	56,550
Accumulated amortization, ending balance	3,987,410
Net book value	1,588,949	1,645,499
Leasehold Improvements
Cost, beginning balance	0
Additions	0
Disposal	0
Cost, ending balance	1,441,452
Accumulated amortization, beginning balance	1,441,452
Depreciation	0
Accumulated amortization, ending balance	1,441,452
Net book value	$ 0	$ 0